Fair Value Measurement - Foreclosed Assets that were Re-measured and Reported at Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Beginning balance	$ 1,736	$ 1,927	$ 1,674
Carrying value of foreclosed assets prior to acquisition	2,935	986	1,816
Proceeds from sale of foreclosed assets	(1,623)	(344)	(1,118)
Charge-offs recognized in the allowance for loan loss	(672)	(117)	(237)
Gains (losses) included in non-interest expense	21	(716)	(208)
Fair value	$ 2,397	$ 1,736	$ 1,927